Note 30 - Related Party Transactions (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Total number of shares issued (in shares)	1,180,536,830	1,180,536,830	1,180,536,830
Key management personnel compensation, short-term employee benefits	$ 35.2	$ 37.7	$ 27.4
Key management personnel compensation, share-based payment	$ 5.1	$ 3.9	$ 5.0
San Faustin S.A. [member]
Disclosure of transactions between related parties [line items]
Total number of shares issued (in shares)	713,605,187
Proportion of ownership interest in associate	60.45%
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	0.07%
Units issued, related party transactions (in shares)	437,000	382,000	522,000